GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE

12) GENERAL AND ADMINISTRATIVE EXPENSE

($ thousands)	2022	2021	2020
General and administrative expense excluding share-based compensation(1)	$42,374	$38,013	$33,347
Share-based compensation expense	27,580	18,794	9,750
General and administrative expense	$69,954	$56,807	$43,097
(1)	Includes non-cash lease credit of $395 in 2022, $365 in 2021, $212 in 2020.